United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-4743
(Investment Company Act File Number)

Federated Hermes Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: Six months ended 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes Equity Income Fund, Inc.

Class A Shares LEIFX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$59	1.11%

Key Fund Statistics

Net Assets	$761,674,509
Number of Investments	70
Portfolio Turnover	38%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities
97.4%
International Equity Securities
1.6%
Cash Equivalents
0.9%

Value	Value
Cash Equivalents	0.9%
International Equity Securities	1.6%
Domestic Equity Securities	97.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Consumer Discretionary	4.8%
Utilities	5.7%
Communication Services	5.8%
Energy	8.1%
Consumer Staples	8.3%
Information Technology	9.9%
Industrials	11.0%
Health Care	15.9%
Financials	23.6%

Semi-Annual Shareholder Report

Federated Hermes Equity Income Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915100

8110102-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Equity Income Fund, Inc.

Class C Shares LEICX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$102	1.91%

Key Fund Statistics

Net Assets	$761,674,509
Number of Investments	70
Portfolio Turnover	38%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.9%
International Equity Securities	1.6%
Domestic Equity Securities	97.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Consumer Discretionary	4.8%
Utilities	5.7%
Communication Services	5.8%
Energy	8.1%
Consumer Staples	8.3%
Information Technology	9.9%
Industrials	11.0%
Health Care	15.9%
Financials	23.6%

Semi-Annual Shareholder Report

Federated Hermes Equity Income Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915308

8110102-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Equity Income Fund, Inc.

Class F Shares LFEIX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$74	1.38%

Key Fund Statistics

Net Assets	$761,674,509
Number of Investments	70
Portfolio Turnover	38%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.9%
International Equity Securities	1.6%
Domestic Equity Securities	97.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Consumer Discretionary	4.8%
Utilities	5.7%
Communication Services	5.8%
Energy	8.1%
Consumer Staples	8.3%
Information Technology	9.9%
Industrials	11.0%
Health Care	15.9%
Financials	23.6%

Semi-Annual Shareholder Report

Federated Hermes Equity Income Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915407

8110102-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Equity Income Fund, Inc.

Institutional Shares LEISX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.88%

Key Fund Statistics

Net Assets	$761,674,509
Number of Investments	70
Portfolio Turnover	38%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.9%
International Equity Securities	1.6%
Domestic Equity Securities	97.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Consumer Discretionary	4.8%
Utilities	5.7%
Communication Services	5.8%
Energy	8.1%
Consumer Staples	8.3%
Information Technology	9.9%
Industrials	11.0%
Health Care	15.9%
Financials	23.6%

Semi-Annual Shareholder Report

Federated Hermes Equity Income Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915506

8110102-E (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Equity Income Fund, Inc.

Class R Shares FDERX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Equity Income Fund, Inc. (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$70	1.30%

Key Fund Statistics

Net Assets	$761,674,509
Number of Investments	70
Portfolio Turnover	38%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.9%
International Equity Securities	1.6%
Domestic Equity Securities	97.4%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Consumer Discretionary	4.8%
Utilities	5.7%
Communication Services	5.8%
Energy	8.1%
Consumer Staples	8.3%
Information Technology	9.9%
Industrials	11.0%
Health Care	15.9%
Financials	23.6%

Semi-Annual Shareholder Report

Federated Hermes Equity Income Fund, Inc.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313915605

8110102-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	A | LEIFX	C | LEICX	F | LFEIX
	R | FDERX	Institutional | LEISX

Federated Hermes Equity Income Fund, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—99.0%
		Communication Services—5.7%
59,426	[1]	Alphabet, Inc., Class A	$ 10,250,985
754,492		AT&T, Inc.	13,746,844
225,000		Deutsche Telekom AG, Class REG	5,453,521
6,800		Meta Platforms, Inc.	3,174,444
104,444		Walt Disney Co.	10,852,776
		TOTAL	43,478,570
		Consumer Discretionary—4.7%
329,503		General Motors Co.	14,824,340
82,398		KB HOME	5,817,299
36,800		Lowe’s Cos., Inc.	8,143,472
75,425		Whirlpool Corp.	7,016,788
		TOTAL	35,801,899
		Consumer Staples—8.2%
59,049		Constellation Brands, Inc., Class A	14,775,831
45,675		Procter & Gamble Co.	7,515,365
34,480		Target Corp.	5,384,397
228,251		The Coca-Cola Co.	14,363,835
313,880		WalMart, Inc.	20,640,749
		TOTAL	62,680,177
		Energy—8.0%
64,090		Chevron Corp.	10,401,807
116,528		ConocoPhillips	13,573,181
162,359		Exxon Mobil Corp.	19,038,216
261,400		Schlumberger Ltd.	11,995,646
39,375		Valero Energy Corp.	6,187,388
		TOTAL	61,196,238
		Financials—23.4%
58,995		Allstate Corp.	9,882,843
72,500		Assurant, Inc.	12,576,575
37,873	[1]	Berkshire Hathaway, Inc., Class B	15,694,571
1,287,250		First Horizon Corp.	20,390,040
131,614		Global Payments, Inc.	13,404,886
52,375		Goldman Sachs Group, Inc.	23,910,235
108,950		Intercontinental Exchange, Inc.	14,588,405
85,841		JPMorgan Chase & Co.	17,393,962
137,150		KKR & Co., Inc.	14,104,506
38,275		S&P Global, Inc.	16,362,945
333,800		Wells Fargo & Co.	20,001,296
		TOTAL	178,310,264
		Health Care—15.8%
55,375		Abbott Laboratories	5,658,771
41,125		AstraZeneca PLC	6,394,982
570,737	[1]	Avantor, Inc.	13,743,347
49,578		Danaher Corp.	12,731,630
103,000	[1]	Halozyme Therapeutics, Inc.	4,561,870
10,150		Humana, Inc.	3,634,918
15,962		McKesson Corp.	9,091,796
111,242		Medtronic PLC	9,051,761
122,694		Merck & Co., Inc.	15,403,005
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
356,605		Pfizer, Inc.	$ 10,220,299
63,896	[1]	Tenet Healthcare Corp.	8,640,017
31,278		UnitedHealth Group, Inc.	15,494,183
46,959		Zimmer Biomet Holdings, Inc.	5,407,329
		TOTAL	120,033,908
		Industrials—10.9%
46,200	[1]	Boeing Co.	8,205,582
46,600	[1]	Builders Firstsource, Inc.	7,492,814
49,050	[1]	GE Vernova, Inc.	8,627,895
89,350		General Electric Co.	14,755,259
153,675		Knight-Swift Transportation Holdings, Inc.	7,414,819
28,225		Parker-Hannifin Corp.	15,002,152
76,275		Regal Rexnord Corp.	11,406,163
34,375		WESCO International, Inc.	6,169,969
37,750	[1]	XPO, Inc.	4,038,495
		TOTAL	83,113,148
		Information Technology—9.8%
46,375	[1]	Advanced Micro Devices, Inc.	7,739,987
77,150		Entegris, Inc.	9,747,902
53,575		IBM Corp.	8,938,989
106,475		Intel Corp.	3,284,754
156,125		Micron Technology, Inc.	19,515,625
14,699		Microsoft Corp.	6,101,996
30,850	[1]	Qorvo, Inc.	3,035,331
124,790		TD SYNNEX Corp.	16,327,524
		TOTAL	74,692,108
		Materials—3.4%
159,053		Freeport-McMoRan, Inc.	8,386,864
24,469		Linde PLC	10,656,739
27,640		Vulcan Materials Co.	7,069,483
		TOTAL	26,113,086
		Real Estate—3.4%
45,424		American Tower Corp.	8,891,294
5,300		Equinix, Inc.	4,043,794
117,028		ProLogis, Inc.	12,930,424
		TOTAL	25,865,512
		Utilities—5.7%
377,639		CenterPoint Energy, Inc.	11,521,766
561,150		PPL Corp.	16,458,529
187,775		Southern Co.	15,048,289
		TOTAL	43,028,584
		TOTAL COMMON STOCKS (IDENTIFIED COST $606,450,420)	754,313,494
		INVESTMENT COMPANY—0.9%
6,502,308		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[2] (IDENTIFIED COST $6,502,308)	6,502,308
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $612,952,728)[3]	760,815,802
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	858,707
		TOTAL NET ASSETS—100%	$761,674,509
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$—	$3,286,788	$3,286,788
Purchases at Cost	$18,966,020	$80,151,073	$99,117,093
Proceeds from Sales	$(12,463,712)	$(83,436,955)	$(95,900,667)
Change in Unrealized Appreciation/Depreciation	$—	$(2,625)	$(2,625)
Net Realized Gain/(Loss)	$—	$1,719	$1,719
Value as of 5/31/2024	$6,502,308	$—	$6,502,308
Shares Held as of 5/31/2024	6,502,308	—	6,502,308
Dividend Income	$33,554	$185,934	$219,488

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At May 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.16	$22.76	$26.60	$22.35	$21.57	$24.48
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.25	0.27	0.25	0.28	0.44
Net realized and unrealized gain (loss)	2.95	(0.32)	(0.11)	4.24	0.78	0.28
Total From Investment Operations	3.04	(0.07)	0.16	4.49	1.06	0.72
Less Distributions:
Distributions from net investment income	(0.09)	(0.25)	(0.29)	(0.24)	(0.28)	(0.45)
Distributions from net realized gain	(0.05)	(1.28)	(3.71)	—	—	(3.18)
Total Distributions	(0.14)	(1.53)	(4.00)	(0.24)	(0.28)	(3.63)
Net Asset Value, End of Period	$24.06	$21.16	$22.76	$26.60	$22.35	$21.57
Total Return[2]	14.39%	(0.04)%	0.01%	20.14%	5.06%	6.34%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.11%	1.11%	1.11%	1.11%	1.13%
Net investment income	0.78%[4]	1.19%	1.18%	0.97%	1.39%	2.12%
Expense waiver/reimbursement[5]	0.01%[4]	0.03%	0.01%	0.00%[6]	0.03%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$657,442	$610,838	$681,158	$744,115	$674,622	$725,715
Portfolio turnover[7]	38%	75%	90%	77%	95%	97%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.97	$22.60	$26.47	$22.30	$21.52	$24.44
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	0.08	0.09	0.05	0.12	0.28
Net realized and unrealized gain (loss)	2.93	(0.31)	(0.11)	4.23	0.79	0.28
Total From Investment Operations	2.93	(0.23)	(0.02)	4.28	0.91	0.56
Less Distributions:
Distributions from net investment income	(0.03)	(0.12)	(0.14)	(0.11)	(0.13)	(0.30)
Distributions from net realized gain	(0.05)	(1.28)	(3.71)	—	—	(3.18)
Total Distributions	(0.08)	(1.40)	(3.85)	(0.11)	(0.13)	(3.48)
Net Asset Value, End of Period	$23.82	$20.97	$22.60	$26.47	$22.30	$21.52
Total Return[3]	13.97%	(0.81)%	(0.78)%	19.23%	4.27%	5.51%
Ratios to Average Net Assets:
Net expenses[4]	1.91%[5]	1.91%	1.89%	1.87%	1.91%	1.87%
Net investment income (loss)	(0.02)%[5]	0.38%	0.39%	0.19%	0.61%	1.36%
Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,361	$10,490	$14,915	$18,179	$20,748	$25,888
Portfolio turnover[8]	38%	75%	90%	77%	95%	97%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.17	$22.77	$26.62	$22.37	$21.58	$24.50
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.19	0.21	0.19	0.22	0.38
Net realized and unrealized gain (loss)	2.96	(0.31)	(0.12)	4.24	0.79	0.28
Total From Investment Operations	3.02	(0.12)	0.09	4.43	1.01	0.66
Less Distributions:
Distributions from net investment income	(0.07)	(0.20)	(0.23)	(0.18)	(0.22)	(0.40)
Distributions from net realized gain	(0.05)	(1.28)	(3.71)	—	—	(3.18)
Total Distributions	(0.12)	(1.48)	(3.94)	(0.18)	(0.22)	(3.58)
Net Asset Value, End of Period	$24.07	$21.17	$22.77	$26.62	$22.37	$21.58
Total Return[2]	14.25%	(0.31)%	(0.28)%	19.86%	4.81%	6.02%
Ratios to Average Net Assets:
Net expenses[3]	1.38%[4]	1.39%	1.37%	1.35%	1.39%	1.38%
Net investment income	0.52%[4]	0.91%	0.92%	0.72%	1.11%	1.86%
Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,830	$31,983	$36,846	$42,145	$39,438	$40,892
Portfolio turnover[7]	38%	75%	90%	77%	95%	97%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.22	$22.78	$26.60	$22.36	$21.57	$24.48
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.21	0.22	0.20	0.24	0.40
Net realized and unrealized gain (loss)	2.96	(0.32)	(0.10)	4.24	0.79	0.29
Total From Investment Operations	3.03	(0.11)	0.12	4.44	1.03	0.69
Less Distributions:
Distributions from net investment income	(0.06)	(0.17)	(0.23)	(0.20)	(0.24)	(0.42)
Distributions from net realized gain	(0.05)	(1.28)	(3.71)	—	—	(3.18)
Total Distributions	(0.11)	(1.45)	(3.94)	(0.20)	(0.24)	(3.60)
Net Asset Value, End of Period	$24.14	$21.22	$22.78	$26.60	$22.36	$21.57
Total Return[2]	14.28%	(0.25)%	(0.17)%	19.90%	4.88%	6.17%
Ratios to Average Net Assets:
Net expenses[3]	1.30%[4]	1.31%	1.33%	1.28%	1.32%	1.28%
Net investment income	0.60%[4]	0.99%	0.97%	0.79%	1.19%	1.95%
Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.25%	0.25%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,893	$12,925	$13,798	$14,857	$13,849	$15,723
Portfolio turnover[6]	38%	75%	90%	77%	95%	97%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.14	$22.74	$26.56	$22.33	$21.55	$24.47
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.29	0.32	0.31	0.33	0.48
Net realized and unrealized gain (loss)	2.96	(0.31)	(0.11)	4.25	0.78	0.28
Total From Investment Operations	3.07	(0.02)	0.21	4.56	1.11	0.76
Less Distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.32)	(0.33)	(0.33)	(0.50)
Distributions from net realized gain	(0.05)	(1.28)	(3.71)	—	—	(3.18)
Total Distributions	(0.17)	(1.58)	(4.03)	(0.33)	(0.33)	(3.68)
Net Asset Value, End of Period	$24.04	$21.14	$22.74	$26.56	$22.33	$21.55
Total Return[2]	14.54%	0.19%	0.24%	20.46%	5.32%	6.56%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.87%	0.87%	0.88%
Net investment income	1.00%[4]	1.42%	1.42%	1.21%	1.65%	2.31%
Expense waiver/reimbursement[5]	0.01%[4]	0.02%	0.00%[6]	0.00%[6]	0.00%[6]	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,148	$49,173	$53,816	$55,666	$44,309	$58,626
Portfolio turnover[7]	38%	75%	90%	77%	95%	97%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $6,502,308 of investments in affiliated holdings* (identified cost $612,952,728, including $6,502,308 of identified cost in affiliated holdings)	$760,815,802
Due from broker (Note 2)	2,000
Income receivable	1,444,658
Income receivable from affiliated holdings	48,328
Receivable for shares sold	21,256
Total Assets	762,332,044
Liabilities:
Payable for shares redeemed	219,650
Payable for investment adviser fee (Note 5)	12,297
Payable for administrative fee (Note 5)	1,590
Payable for transfer agent fees	145,020
Payable for Directors’/Trustees’ fees (Note 5)	159
Payable for auditing fees	16,078
Payable for legal fees	5,458
Payable for portfolio accounting fees	66,119
Payable for distribution services fee (Note 5)	16,086
Payable for other service fees (Notes 2 and 5)	148,071
Accrued expenses (Note 5)	27,007
Total Liabilities	657,535
Net assets for 31,657,500 shares outstanding	$761,674,509
Net Assets Consist of:
Paid-in capital	$571,529,084
Total distributable earnings (loss)	190,145,425
Total Net Assets	$761,674,509
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($657,442,435 ÷ 27,322,450 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$24.06
Offering price per share (100/94.50 of $24.06)	$25.46
Redemption proceeds per share	$24.06
Class C Shares:
Net asset value per share ($9,360,907 ÷ 392,966 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$23.82
Offering price per share	$23.82
Redemption proceeds per share (99.00/100 of $23.82)	$23.58
Class F Shares:
Net asset value per share ($33,830,193 ÷ 1,405,243 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$24.07
Offering price per share (100/99.00 of $24.07)	$24.31
Redemption proceeds per share (99.00/100 of $24.07)	$23.83
Class R Shares:
Net asset value per share ($13,893,285 ÷ 575,462 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$24.14
Offering price per share	$24.14
Redemption proceeds per share	$24.14
Institutional Shares:
Net asset value per share ($47,147,689 ÷ 1,961,379 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$24.04
Offering price per share	$24.04
Redemption proceeds per share	$24.04

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2024 (unaudited)

Investment Income:
Dividends (including $219,488 received from affiliated holdings*)	$7,120,724
Expenses:
Investment adviser fee (Note 5)	2,255,118
Administrative fee (Note 5)	292,415
Custodian fees	15,211
Transfer agent fees (Note 2)	550,542
Directors’/Trustees’ fees (Note 5)	4,753
Auditing fees	17,383
Legal fees	7,136
Portfolio accounting fees	78,004
Distribution services fee (Note 5)	114,422
Other service fees (Notes 2 and 5)	859,404
Share registration costs	43,253
Printing and postage	35,031
Miscellaneous (Note 5)	19,397
TOTAL EXPENSES	4,292,069
Waiver and Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(3,875)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(56,969)
TOTAL WAIVER AND REIMBURSEMENTS	(60,844)
Net expenses	4,231,225
Net investment income	2,889,499
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $1,719 on sales of investments in affiliated holdings*)	45,570,076
Net realized loss on foreign currency transactions	(3,706)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,625) on investments in affiliated holdings*)	51,853,151
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(36)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	97,419,485
Change in net assets resulting from operations	$100,308,984

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2024	Year Ended 11/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,889,499	$8,636,217
Net realized gain (loss)	45,566,370	3,365,363
Net change in unrealized appreciation/depreciation	51,853,115	(15,111,716)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	100,308,984	(3,110,136)
Distributions to Shareholders:
Class A Shares	(3,881,089)	(45,583,663)
Class B Shares[1]	—	(227,774)
Class C Shares	(34,845)	(897,615)
Class F Shares	(162,973)	(2,354,780)
Class R Shares	(62,181)	(882,665)
Institutional Shares	(351,413)	(3,725,802)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,492,501)	(53,672,299)
Share Transactions:
Proceeds from sale of shares	10,217,389	29,609,148
Net asset value of shares issued to shareholders in payment of distributions declared	4,241,137	50,999,468
Cost of shares redeemed	(64,009,555)	(113,260,082)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,551,029)	(32,651,466)
Change in net assets	46,265,454	(89,433,901)
Net Assets:
Beginning of period	715,409,055	804,842,956
End of period	$761,674,509	$715,409,055

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $60,844 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended May 31, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$458,041	$(37,894)
Class C Shares	8,873	—
Class F Shares	23,918	—
Class R Shares	21,539	—
Institutional Shares	38,171	(1,796)
TOTAL	$550,542	$(39,690)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$805,054
Class C Shares	12,585
Class F Shares	41,765
TOTAL	$859,404
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage currency risk, security risk, market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
During the six months ended May 31, 2024, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2024, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage market risk, security risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire
Semi-Annual Financial Statements and Additional Information

are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2024, the Fund had no outstanding purchased or written option contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize share activity:
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	210,684	$4,822,296	770,497	$16,030,534
Shares issued to shareholders in payment of distributions declared	159,304	3,644,603	2,094,566	43,112,135
Conversion of Class B Shares to Class A Shares[1]	—	—	173,563	3,728,125
Shares redeemed	(1,916,829)	(43,957,294)	(4,099,344)	(85,152,485)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,546,841)	$(35,490,395)	(1,060,718)	$(22,281,691)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	399	$8,131
Shares issued to shareholders in payment of distributions declared	—	—	10,397	211,890
Conversion of Class B Shares to Class A Shares[1]	—	—	(175,528)	(3,728,125)
Shares redeemed	—	—	(26,515)	(569,236)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(191,247)	$(4,077,340)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	17,827	$408,174	53,984	$1,110,900
Shares issued to shareholders in payment of distributions declared	1,557	34,812	43,880	896,799
Shares redeemed	(126,609)	(2,903,681)	(257,574)	(5,309,104)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(107,225)	$(2,460,695)	(159,710)	$(3,301,405)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	4,922	$111,239	48,653	$1,031,172
Shares issued to shareholders in payment of distributions declared	6,828	155,837	109,664	2,259,407
Shares redeemed	(117,089)	(2,691,031)	(265,598)	(5,539,301)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(105,339)	$(2,423,955)	(107,281)	$(2,248,722)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	29,861	$686,366	81,827	$1,707,836
Shares issued to shareholders in payment of distributions declared	2,691	61,546	42,426	874,339
Shares redeemed	(66,249)	(1,545,795)	(120,895)	(2,518,278)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(33,697)	$(797,883)	3,358	$63,897
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	183,045	$4,189,314	287,869	$5,992,450
Shares issued to shareholders in payment of distributions declared	15,067	344,339	177,258	3,644,898
Shares redeemed	(563,036)	(12,911,754)	(505,590)	(10,443,553)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(364,924)	$(8,378,101)	(40,463)	$(806,205)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,158,026)	$(49,551,029)	(1,556,061)	$(32,651,466)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2024, the cost of investments for federal tax purposes was $612,952,728. The net unrealized appreciation of investments for federal tax purposes was $147,863,074. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $168,305,202 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,442,128.
At November 30, 2023, for federal income tax purposes, the Fund had $476,008 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2024, the Adviser reimbursed $3,875.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class F Shares	0.25%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$38,016	$—
Class F Shares	41,848	—
Class R Shares	34,558	(17,279)
TOTAL	$114,422	$(17,279)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2024, FSC retained $27,284 of fees paid by the Fund.
For the six months ended May 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2024, FSC retained $5,491 in sales charges from the sale of Class A Shares. FSC also retained $103 and $1,832 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2024, FSSC received $92,017 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, R and IS Classes (after the voluntary waivers and/or reimbursements) will not exceed 1.11%, 1.35% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2024, the IS Class did not have a Fee Limit. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $2,006,250.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2024, were as follows:
Purchases	$281,508,001
Sales	$335,216,220
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the six months ended May 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the six months ended May 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Equity Income Fund, Inc. (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as:
Semi-Annual Financial Statements and Additional Information

portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Equity Income Fund, Inc.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915308
CUSIP 313915407
CUSIP 313915605
CUSIP 313915506
8110102 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Equity Income Fund, Inc.: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Equity Income Fund, Inc.: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Equity Income Fund, Inc.: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Equity Income Fund, Inc.: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Equity Income Fund, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024